                                          REGISTRATION NOS. 33-06547/811-4717
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

     Pre-Effective Amendment No.                                         /_/
                                  ------------

     Post-Effective Amendment No.       23                               /X/
                                  --------------

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/

     Amendment No.       24                                              /X/
                   --------------

                        (Check appropriate box or boxes.)

                          SAFECO RESOURCE SERIES TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       10865 WILLOWS ROAD NE, REDMOND, WA           98052
              --------------------------------------------------------------
                   (Address of Principal Executive Offices)         ZIP Code

Registrant's Telephone Number, including Area Code     (425) 376 - 8212
                                                   ---------------------------

                            Name and Address of Agent
                           ---------------------------
                                   for Service
                                   -----------

                                DAVID F. HILL
                                10865 Willows Road NE
                                Redmond, WA 98052

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
    -----
          60 days after filing pursuant to paragraph (a)(1)
    -----

      X   on April 28, 2000 pursuant to paragraph (a)(1)
    -----
          75 days after filing pursuant to paragraph (a)(2)
    -----
          on _________________ pursuant to paragraph (a)(2) of Rule 485
    -----

If appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
Registrant is registering an indefinite number of its shares under the Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant filed a Rule 24f-2 Notice on or about February 29, 2000.
================================================================================

                          SAFECO RESOURCE SERIES TRUST

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Cross Reference Sheet

Growth Opportunities Portfolio - Part A - Prospectus

Equity Portfolio - Part A - Prospectus

Northwest Portfolio - Part A - Prospectus

Small Company Value Portfolio - Part A - Prospectus

Bond Portfolio - Part A - Prospectus

Money Market Portfolio - Part A - Prospectus

Growth Opportunities Portfolio
Equity Portfolio
Northwest Portfolio
Small Company Value Portfolio
Bond Portfolio
Money Market Portfolio
Part B -- Statement of Additional Information

Part C -- Other Information

Signature Page

Exhibits

                          SAFECO RESOURCE SERIES TRUST

                       Registration Statement on Form N-1A
                              Cross Reference Sheet

                                     PART A
                                     ------

ITEM NO.                                               LOCATION IN PROSPECTUS
--------                                               ----------------------

1.   Front and Back Cover Pages                        Front and Back Cover  pages

2.   Risk/Return Summary:                               Objective; Principal Investment
     Investments, Risks and Performance                 Strategies; Principal Risks;
                                                        Performance

3.   Risk/Return Summary:  Fee Table                   Fees and Expenses of the Portfolio

4.   Investment Objectives, Principal                  Additional Facts About Investment
     Strategies, and Related Risks                     Objectives, Strategies and Risks

5.   Management's Discussion of Fund                   Herein incorporated by reference to
     Performance                                       Registrant's Annual Report dated
                                                       December 31, 1999 filed with the
                                                       Securities and Exchange Commission's
                                                       EDGAR system on or about February 29, 2000

6.   Management, Organization, and Capital             Management
     Structure

7.   Shareholder Information                           Distributions and Tax Information;
                                                       Purchasing and Redeeming Shares;
                                                       Calculation of Share Price

8.   Distribution Arrangements                         Not Applicable

9.   Financial Highlights Information                  Financial Highlights


                                     PART B
                                     ------

ITEM NO.                                               LOCATION IN STATEMENT
--------                                               OF ADDITIONAL INFORMATION
                                                       -------------------------

10.  Cover page and Table of Contents                  Cover page and Table of Contents

11.  Fund History                                      Description of the Trust

12.  Description of the Fund and Its                   Description of the Trust; Fundamental
     Investments and Risks                             Investment Policies; Non-Fundamental
                                                       Investment Policies; Additional
                                                       Investment Information

13.  Management of the Fund                            Trustees and Officers

14.  Control Persons and Principal Holders             Principal Shareholders of
     Securities                                        the Portfolios

15.  Investment Advisory and Other Services            Investment Advisory and Other
                                                       Services


                                       3


16.  Brokerage Allocation and Other Practices          Brokerage Practices

17.  Capital Stock and Other Securities                Characteristics of the Trust's Shares

18.  Purchase, Redemption and Pricing of               Calculation of Share Price
     Shares

19.  Taxation of the Fund                              Distributions and Tax Information

20.  Underwriters                                      Investment Advisory and Other Services

21.  Calculation of Performance Data                   Additional Performance Information


22.  Financial Statements                              Financial Statements

                                     PART C
                                     ------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          SAFECO RESOURCE SERIES TRUST

                         Growth Opportunities Portfolio









                                   PROSPECTUS

                                   May 1, 2000





AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A WORD ABOUT THE GROWTH OPPORTUNITIES PORTFOLIO................................
OBJECTIVE......................................................................
PRINCIPAL INVESTMENT STRATEGIES................................................
PRINCIPAL RISKS................................................................
PERFORMANCE....................................................................
FEES AND EXPENSES OF THE PORTFOLIO.............................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS..............
INFORMATION ABOUT THE TRUST....................................................
MANAGEMENT.....................................................................
FINANCIAL HIGHLIGHTS...........................................................
DISTRIBUTIONS AND TAX INFORMATION..............................................
CALCULATION OF SHARE PRICE.....................................................
PURCHASING AND REDEEMING SHARES................................................

A WORD ABOUT THE GROWTH OPPORTUNITIES PORTFOLIO

The Growth Opportunities Portfolio, formerly known as the Growth Portfolio, is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies offered by insurance companies ("variable insurance product") or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Growth Opportunities Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Growth Opportunities Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Growth Opportunities Portfolio or rely upon information about any other fund in making investment decisions about the Growth Opportunities Portfolio.

OBJECTIVE

The Growth Opportunities Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Opportunities Portfolio invests most of its assets in COMMON STOCKS selected primarily for potential growth in value at a reasonable price. When evaluating a stock for purchase, the adviser considers the following factors:

-   the strength of the company's balance sheet;

-   the quality of the management team; and

- the rate at which the company's earnings are projected to grow in the future.

-------------------------------------------------------------------------------
COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to assets of a corporation at dissolution, behind creditors and preferred stock owners.

-------------------------------------------------------------------------------

The adviser seeks undervalued stocks with above-average growth potential. Although the Portfolio may include companies of all sizes, companies meeting the adviser's criteria for earnings growth are typically small in size and therefore quite volatile.

In selecting securities to buy, the adviser focuses on stocks that are attractively priced on a valuation basis. Most of the stocks in which the fund invests have earnings growth potential, but may be trading at discounts relative to their industry peers and the overall market.

The adviser may decide to sell stocks if it believes that the company's growth prospects are no longer good or if the company fails to realize its growth potential. However, the Portfolio will keep holdings through periodic downturns if the adviser believes that the long-term growth prospects for the company are good. The Portfolio may sell some or all of its holdings in stocks that the adviser considers to be overvalued. Stocks may become overvalued as a result of overly optimistic earnings forecasts or because the market places unrealistic multiples on projected earnings. The Portfolio may also sell stocks if the adviser believes there are more attractive opportunities elsewhere or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Growth Opportunities Portfolio. The value of your allocation to the Growth Opportunities Portfolio will go up or down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may fall if any of the following occurs:
       - the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;
       - the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect;
       -   the stock market declines;
       -   the market does not favor small capitalization stocks; or
       - an event occurs that causes the price of one of the larger positions to decline materially.

Many of the stocks in this Portfolio are more volatile than the general market. Growth stocks may be more volatile due to their higher price-to-earnings ratio. Because the Portfolio invests in stocks issued by small companies it may be subject to more frequent and more significant price movements. You should be prepared to see fluctuations in share price and variable investment returns. Due to the aggressive nature of this Portfolio, you should allocate money to this Portfolio only if you are prepared to withstand market fluctuations over a period of several years.

An investment in the Growth Opportunities Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Growth Opportunities Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Growth Opportunities Portfolio has performed in each of the full calendar years since commencement of operations on January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual total return for the Growth Opportunities Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Growth Opportunities Portfolio will perform in the future.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                    GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE

                         '94           '95        '96         '97           '98         '99
Return Percentage        11.92%        41.00%     32.06%      44.55%        1.83%       5.63%

The highest quarterly return was 20.34% for the quarter ended September 30, 1997; and the lowest return was -25.78% for the quarter ended September 30, 1998.

                          Average Annual Total Returns
                                 As of 12/31/99

                                                               Commencement
                                                               of Operations (1/7/93)
                                    1 year       5 years       to December 31, 1999
                                    ------       -------       --------------------
Growth Opportunities Portfolio      5.63%        23.69%        23.68%

S&P 500 Index*                      21.04%       28.54%        21.78%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of income dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Growth Opportunities Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Growth Opportunities Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Growth Opportunities Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

             MANAGEMENT FEES                                           .74 %

             Distribution (12b-1) Fees                                   0%

             OTHER EXPENSES                                            .04 %

             Total Annual Portfolio Operating Expenses                 .78%

-------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses, shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

-------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Growth Opportunities Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Growth Opportunities Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR           3 YEARS          5 YEARS           10 YEARS
$79.65           $249.16          $433.29           $966.05

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Growth Opportunities Portfolio, with the approval of its board of trustees, may change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Growth Opportunities Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Growth Opportunities Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Growth Opportunities Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Growth Opportunities Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Growth Opportunities Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Growth Opportunities Portfolio is SAFECO Asset Management Company (SAM), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, WA 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Growth Opportunities Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.

The Growth Opportunities Portfolio is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it began operations in 1993 and has served as portfolio manager for the SAFECO Growth Opportunities Fund, formerly known as SAFECO Growth Fund, since 1989.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - GROWTH OPPORTUNITIES PORTFOLIO

                                            YEAR ENDED DECEMBER 31

                                            1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF     $      21.30    $      23.35    $      19.26    $      15.88    $      12.98
PERIOD

INCOME FROM INVESTMENT
OPERATIONS:

    Net investment income                 (0.09)          (0.10)          (0.04)          (0.03)            0.06
       (loss)
    Net realized and                        1.29            0.53            8.62            5.12            5.26
      unrealized gain on
      investments

                                   -------------   -------------   -------------   -------------   -------------
      Total from investment                 1.20            0.43            8.58            5.09            5.32
        Operations

LESS DISTRIBUTIONS:


7

    Dividends from net                       ---              --              --              --          (0.06)
       Investment income
    Distributions from                       ---          (2.38)          (4.49)          (1.71)          (2.36)
       Realized gains
    Distributions from paid in               ---          (0.10)              --              --              --
      Capital

                                   -------------   -------------   -------------   -------------   -------------
      Total distributions                    ---          (2.48)          (4.49)          (1.71)          (2.42)
                                   -------------   -------------   -------------   -------------   -------------

NET ASSET VALUE AT END OF PERIOD    $      22.50    $      21.30    $      23.35    $      19.26    $      15.88
                                   -------------   -------------   -------------   -------------   -------------
                                   -------------   -------------   -------------   -------------   -------------

TOTAL RETURN                               5.63%           1.83%          44.55%          32.06%          41.00%  (A)


NET ASSETS AT END OF PERIOD             $345,725        $356,407        $240,400    $    109,491         $44,458
  (000'S OMITTED)
RATIO OF EXPENSES TO                       0.78%           0.80%           0.77%           0.79%           0.79%
  AVERAGE NET ASSETS
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS
       BEFORE EXPENSE                        N/A             N/A             N/A             N/A           0.84%
       REIMBURSEMENTS ++
RATIO OF NET INVESTMENT INCOME           (0.45%)         (0.48%)         (0.25%)         (0.28%)           0.55%
   (LOSS) TO AVERAGE NET ASSETS
PORTFOLIO TURNOVER RATE                   52.96%          46.13%          88.99%          75.58%         111.70%

++ Prior to 1995, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A    Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Growth Opportunities Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Growth Opportunities Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Growth Opportunities Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Growth Opportunities Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

-   the NYSE is closed;

-   NYSE trading is restricted; or

-   the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION

If you would like more information about the Growth Opportunities Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Growth Opportunities Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Growth Opportunities Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.




                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST

                                Equity Portfolio








                                   PROSPECTUS

                                   May 1, 2000




AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A WORD ABOUT THE EQUITY PORTFOLIO...............................................
OBJECTIVE.......................................................................
PRINCIPAL INVESTMENT STRATEGIES.................................................
PRINCIPAL RISKS.................................................................
PERFORMANCE.....................................................................
FEES AND EXPENSES OF THE PORTFOLIO..............................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...............
INFORMATION ABOUT THE TRUST.....................................................
MANAGEMENT......................................................................
FINANCIAL HIGHLIGHTS............................................................
DISTRIBUTIONS AND TAX INFORMATION...............................................
CALCULATION OF SHARE PRICE......................................................
PURCHASING AND REDEEMING SHARES.................................................

A WORD ABOUT THE EQUITY PORTFOLIO

The Equity Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Equity Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Equity Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Equity Portfolio or rely upon information about any other fund in making investment decisions about the Equity Portfolio.

OBJECTIVE

The Equity Portfolio seeks long-term growth of capital and reasonable current income.

PRINCIPAL INVESTMENT STRATEGIES

During normal market conditions, the Equity Portfolio will invest primarily in equity securities (which include COMMON STOCKS and PREFERRED STOCKS), and may invest in securities convertible into common stock (including convertible corporate bonds and convertible preferred stock). The Portfolio typically invests in common stocks of large, established companies that are proven performers. When selecting stocks for the Portfolio, the adviser looks for companies having:

-   consistent earnings growth;

-   attractive dividend income; and

-   good value relative to the overall market.

The Portfolio buys stocks for which the adviser believes the three- to five-year earnings per share outlook is good. The adviser may sell these stocks if prices become expensive relative to the three-year outlook for earnings or if earnings prospects deteriorate. The Portfolio also buys stocks for which the adviser foresees a specific short-term earnings catalyst, such as a cost cutting program or company restructure. The adviser may decide to sell these stocks if the earnings catalyst is not successful or if the stock price reaches a specific target. The adviser may also sell a portion of the Portfolio's holdings in a company if the market value of that security holding becomes too large and exceeds the proportion of the overall portfolio the adviser wants to invest in the stock or to raise cash to meet shareholder redemptions.

--------------------------------------------------------------------------------
COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to the assets of a corporation at dissolution, behind creditors and preferred stock owners.

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after creditors. Preferred stocks generally pay more income and are less volatile than common stocks.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

Loss of money is a risk of investing in the Equity Portfolio. The value of your allocation to the Portfolio will go up and down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may also fall if any of the following occurs:
- the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;
- the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect;
-   the stock market declines; or
-   the market does not favor large capitalization stocks.

The Equity Portfolio may be suitable for you if you seek an attractive total return on your allocation but are uncomfortable with a more aggressive growth fund.

An investment in the Equity Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Equity Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Equity Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the portfolio relative to the S&P 500. The Equity Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Equity Portfolio will perform in the future.

                          EQUITY PORTFOLIO PERFORMANCE

                                    [GRAPH]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          '90         '91         '92         '93        '94        '95        '96         '97          '98         '99
         -5.21       26.85        8.06       27.92       8.94      28.63      24.79       24.85        24.89        9.31

The highest quarterly return was 18.76% for the quarter ended December 31, 1998; and the lowest return was -12.69% for the quarter ended September 30, 1990.

                              Average Annual Total Returns
                                        As of 12/31/99

                                            1 year            5 years           10 years
                                            ------            -------           --------
Equity Portfolio                            9.31%             22.30%            17.35%
S&P 500 Index*                              21.04%            28.54%            18.19%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Equity Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Equity Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Equity Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

         MANAGEMENT FEES                                          .74%

         Distribution (12b-1) Fees                                 0%

         OTHER EXPENSES                                           .02%

         Total Annual Portfolio Operating Expenses                .76%

--------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses, shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Equity Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Equity Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR                     3 YEARS          5 YEARS           10 YEARS
$77.61                     $242.85          $422.39           $942.25

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Equity Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Equity Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Equity Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Equity Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Equity Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Portfolio is SAFECO Asset Management Company
(SAM), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74%. of the Portfolio's net assets for the year ended December 31, 1999.

The Equity Portfolio is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has served as portfolio manager for the Portfolio and for SAFECO Equity Fund since 1995. Prior to these positions he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. From 1991 to 1992, he was an Assistant Vice President of SAM and the portfolio manager of the SAFECO Northwest Fund.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Equity Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Equity Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - EQUITY PORTFOLIO

                                                                   YEAR ENDED DECEMBER 31
                                    -----------------------------------------------------------------------------------
                                           1999             1998             1997              1996             1995
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF     $       29.97    $       25.18     $      21.75     $       19.24    $       16.83
PERIOD

INCOME FROM INVESTMENT OPERATIONS:

     Net investment income                   0.26             0.25             0.27              0.34             0.39
     Net realized and unrealized             2.53             6.02             5.13              4.43             4.43
     gain on investments
                                      -----------      -----------     ------------     -------------    -------------
        Total from investment                2.79             6.27             5.40              4.77             4.82
        operations

LESS DISTRIBUTIONS:

     Dividends from net investment         (0.26)           (0.25)           (0.27)            (0.34)           (0.39)
     income

     Distributions from realized           (1.48)           (1.23)           (1.70)            (1.92)           (2.02)
     gains
                                      -----------      -----------     ------------     -------------    -------------
        Total distributions                (1.74)           (1.48)           (1.97)            (2.26)           (2.41)
                                      -----------      -----------     ------------     -------------    -------------

NET ASSET VALUE AT END OF PERIOD    $       31.02    $       29.97     $      25.18     $       21.75    $       19.24
                                    -------------    -------------     ------------     -------------    -------------
                                    -------------    -------------     ------------     -------------    -------------

TOTAL RETURN                                9.31%           24.89%           24.85%            24.79%           28.63%

NET ASSETS AT END OF PERIOD (000'S   $    647,078          557,314         $389,256          $263,067         $169,479
OMITTED)
RATIO OF EXPENSES TO AVERAGE NET            0.76%            0.78%            0.75%             0.72%            0.75%
ASSETS
RATIO OF NET INVESTMENT                     0.80%            0.96%            1.19%             1.72%            2.26%
INCOME TO AVERAGE NET ASSETS
PORTFOLIO TURNOVER RATE                    32.47%           31.57%           41.75%            56.99%           69.18%

---------------------------------------------------------------------------------------------------------------------------

 .DISTRIBUTIONS AND TAX INFORMATION

The Equity Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Equity Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Equity Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Equity Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

-   the NYSE is closed;

-   NYSE trading is restricted; or

-   the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION

If you would like more information about the Equity Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Equity Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Equity Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.




                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST

                               Northwest Portfolio







                                   PROSPECTUS

                                   May 1, 2000



AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A WORD ABOUT THE NORTHWEST PORTFOLIO............................................
OBJECTIVE.......................................................................
PRINCIPAL INVESTMENT STRATEGIES.................................................
PRINCIPAL RISKS.................................................................
PERFORMANCE.....................................................................
FEES AND EXPENSES OF THE PORTFOLIO..............................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...............
INFORMATION ABOUT THE TRUST.....................................................
MANAGEMENT......................................................................
FINANCIAL HIGHLIGHTS............................................................
DISTRIBUTIONS AND TAX INFORMATION...............................................
CALCULATION OF SHARE PRICE......................................................
PURCHASING AND REDEEMING SHARES.................................................

A WORD ABOUT THE NORTHWEST PORTFOLIO

The Northwest Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Northwest Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Northwest Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Northwest Portfolio or rely upon information about any other fund in making investment decisions about the Northwest Portfolio.

OBJECTIVE

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies.

PRINCIPAL INVESTMENT STRATEGIES

The Northwest Portfolio will ordinarily invest its assets in shares of COMMON STOCKS and PREFERRED STOCKS of companies located in the Northwest, selected primarily for potential long-term appreciation.

When selecting stocks, the adviser looks for companies with:

-   principal executive offices in Alaska, Idaho, Montana, Oregon or Washington;

-   faster earnings growth than their competitors in the U.S.; and

-   a share price that represents good value.

The Portfolio may concentrate its investments in technology companies to a greater extent than other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington State economy. The Portfolio's technology holdings may include telecommunications, medical technology and computer-related companies. The Portfolio's investment in start up companies and its participation in initial public offerings ("IPOs") made a significant contribution to the Portfolio's performance in 1999.

In an attempt to reduce the risk of a decline in the value of securities it holds, or to reduce the risk of a rise in the value of the securities it intends to acquire, the Portfolio may invest in FUTURES CONTRACTS and INDEX FUTURES.

--------------------------------------------------------------------------------
COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to assets of a corporation at dissolution, behind creditors and preferred stock owners

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after creditors. Preferred stocks generally pay more income and are less volatile than common stocks.

FUTURES CONTRACTS are agreements to buy or sell a specific amount of a commodity or financial investment at a particular price on a stated future date.

INDEX FUTURES give the Portfolio the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option at a predetermined exercise price for a given period of time.

--------------------------------------------------------------------------------
In deciding whether to buy a company's stock, the adviser focuses on stocks that are attractively priced on a valuation basis--preferring companies that have low price-to-earnings ratios when compared to other companies in the same industry. The Portfolio may sell stocks that have reached a specific price target or that the adviser considers to be overvalued compared with other stocks in the industry. Stocks may become overvalued when earnings forecasts are too optimistic or the market places unrealistic multiples on projected earnings. The adviser may also sell a company's stock when the adviser believes that the growth prospects for the company are no longer good, if the company fails to realize its growth potential, if the adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Northwest Portfolio. The value of your allocation to the Northwest Portfolio will go up and down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may fall if any of the following occurs:
-   the regional economy of the Northwest suffers;
- the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;
- the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect; or
-   the stock market declines.

The Northwest Portfolio carries special risks due to its geographic concentration. These include a smaller universe of securities to choose from and fluctuations in the regional economy. Many of the companies whose securities are purchased for the Northwest Portfolio are small in size and may therefore be more volatile. The Northwest Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

The value of the Portfolio's shares may be particularly vulnerable to factors affecting the telecommunications industries, such as substantial government regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting, from among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of the Portfolio shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets, and financial and managerial resources.

Investment in futures contracts and indices is subject to the risk that the adviser may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Northwest Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart shows how the Northwest Portfolio has performed in each of the full calendar years since commencement of operations on January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual total return for the Northwest Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Northwest Portfolio will perform in the future.

                        NORTHWEST PORTFOLIO PERFORMANCE

         '94         '95         '96          '97         '98         '99
         3.65%       7.42%      12.44%       31.02%       2.89%      54.62%

The highest quarterly return was 34.35% for the quarter ended December 31, 1999; and the lowest return was -20.33% for the quarter ended September 30, 1998.


                              Average Annual Total Returns
                                        As of 12/31/99

                                                           Commencement
                                                           of Operations (1/7/93)
                                1 year       5 years       to December 31, 1999
                                ------       -------       --------------------
Northwest Portfolio             54.62%       20.28%        14.77%

S&P 500 Index*                  21.04%       28.54%        21.78%


* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Northwest Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Northwest Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Northwest Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

             MANAGEMENT FEES                                        .74 %

             Distribution (12b-1) Fees                                0%

             OTHER EXPENSES*                                        .10%

             Total Annual Portfolio Operating Expenses              .84%

--------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses, shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Northwest Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Northwest Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified pension or retirement plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR                     3 YEARS          5 YEARS           10 YEARS
$85.75                     $268.09          $465.92           $1,037.16

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Northwest Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Northwest Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Northwest Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Northwest Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Northwest Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Northwest Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Portfolio is SAFECO Asset Management Company
(SAM), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.

The Northwest Portfolio is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has served as portfolio manager for the Portfolio and for the SAFECO Northwest Fund since 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm of Pacific Crest Securities in Seattle, Washington.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Northwest Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Northwest Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - NORTHWEST PORTFOLIO

                                                                   YEAR ENDED DECEMBER 31

                                                       1999          1998            1997           1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $       15.64    $    15.20      $    12.12      $   10.85     $    10.24

INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                     (0.02)        (0.05)            0.03           0.08           0.08
    Net realized and unrealized gain (loss)            8.56          0.49            3.73           1.27           0.68
      on investments

                                              -------------    ----------      ----------      ---------     ----------
      Total from investment operations                 8.54          0.44            3.76           1.35           0.76

LESS DISTRIBUTIONS:

    Dividends from net investment                        --            --          (0.03)         (0.08)         (0.08)
      income

    Distributions from realized gains                (1.50)            --          (0.65)             --         (0.07)
                                              -------------    ----------      ----------      ---------     ----------
      Total distributions                            (1.50)            --          (0.68)         (0.08)         (0.15)
                                              -------------    ----------      ----------      ---------     ----------

NET ASSET VALUE AT END OF PERIOD              $       22.68    $    15.64      $    15.20      $   12.12     $    10.85
                                              -------------    ----------      ----------      ---------     ----------
                                              -------------    ----------      ----------      ---------     ----------

TOTAL RETURN                                         54.62%         2.89%  (A)     31.02%  (A)    12.44% (A)      7.42% (A)

NET ASSETS AT END OF PERIOD (000'S                  $47,924       $24,587         $19,795         $9,541         $6,312
  OMITTED)

RATIO OF EXPENSES TO AVERAGE NET                      0.84%         0.96%           0.73%          0.70%          0.71%
  ASSETS

RATIO OF EXPENSES TO AVERAGE NET
      ASSETS BEFORE                                     N/A         0.99%           0.94%          1.11%          1.18%
    EXPENSE
    REIMBURSEMENTS ++

RATIO OF NET INVESTMENT INCOME (LOSS) TO            (0.24%)       (0.32%)           0.27%          0.78%          0.81%
  AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE                              37.32%        46.99%          47.85%         52.20%         21.30%

++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A     Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Northwest Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Northwest Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the

Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Northwest Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Northwest Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

-   the NYSE is closed;

-   NYSE trading is restricted; or

-   the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

FOR MORE INFORMATION

If you would like more information about the Northwest Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Northwest Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Northwest Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.



                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST


                          Small Company Value Portfolio








                                   PROSPECTUS

                                   May 1, 2000





AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A WORD ABOUT THE SMALL COMPANY VALUE PORTFOLIO..................................
OBJECTIVE.......................................................................
PRINCIPAL INVESTMENT STRATEGIES.................................................
PRINCIPAL RISKS.................................................................
PERFORMANCE.....................................................................
FEES AND EXPENSES OF THE PORTFOLIO..............................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...............
INFORMATION ABOUT THE TRUST.....................................................
MANAGEMENT......................................................................
FINANCIAL HIGHLIGHTS............................................................
DISTRIBUTIONS AND TAX INFORMATION...............................................
CALCULATION OF SHARE PRICE......................................................
PURCHASING AND REDEEMING SHARES.................................................

A WORD ABOUT THE SMALL COMPANY VALUE PORTFOLIO

The Small Company Value Portfolio ("Small Company Portfolio"), formerly known as the Small Company Stock Portfolio, is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Small Company Value Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Small Company Value Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Small Company Value Portfolio or rely upon information about any other fund in making investment decisions about the Small Company Value Portfolio.

OBJECTIVE

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.

PRINCIPAL INVESTMENT STRATEGIES

The Small Company Value Portfolio invests at least 65% of its total assets in common stocks and preferred stocks of small-sized companies with total MARKET CAPITALIZATION at the time of investment of less than $1.5 billion.

--------------------------------------------------------------------------------
Market capitalization is the value of a corporation as determined by the market price of its issued and outstanding common stock. It is calculated by multiplying the number of outstanding shares by the current market price of a share.
--------------------------------------------------------------------------------

When selecting stocks for the Small Company Value Portfolio, the adviser looks for companies having:

- long-term appreciation potential based on above-average or improving earnings growth rates;

-   attractive relative values; and

- a policy of reinvesting earnings back into the company rather than paying dividends to shareholders

Less than 35% of the Small Company's Value Portfolio's net assets will be invested in convertible corporate bonds that are rated below investment grade or comparable unrated bonds (commonly referred to as "junk" or high-yield bonds).

Typically, the portfolio will be broadly diversified among companies and industries. However certain industry sectors may be more highly represented at times than other sectors as a result of individual stock selection. This may happen if companies within certain sectors exhibit more of the characteristics sought by the adviser than companies in other sectors.

In determining whether to sell stocks, the adviser will consider whether the companies have realized their growth potential, or whether their stock prices have reached specific targets. In addition, the Portfolio may sell or reduce its holdings in companies when the adviser believes their stock prices are too high in relation to their prospects for growth, if a more attractive opportunity is available, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Small Company Value Portfolio. The value of your investment in the Small Company Value Portfolio will go up or down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. In particular the value of small company stocks may be more susceptible than are larger or well-established companies to the following events:
-   earnings fail to meet analysts' expectations or are otherwise disappointing;
- the adviser's judgment about the growth potential of the issuers or the relative value of the stocks is incorrect,
-   the stock market declines;
- small capitalization stocks or value stocks fall out of favor with the stock market; or
- an event occurs that causes the price of one of the Portfolio's larger positions to decline materially.

Initial public offerings ("IPOs") made a significant contribution to the Portfolio's performance in 1999. Future results may be different if the Portfolio is not able to participate in "hot" IPOs (stocks which trade at high premiums immediately after the public offering compared to the initial public offering price.)

Many of the stocks in this Portfolio are more volatile than the general market. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. You should be prepared to see fluctuations in share price and variable investment returns. Because small-company stocks can be quite volatile, you should allocate money to the Small Company Value Portfolio only if you can withstand wide fluctuations in share price.

An investment in the Small Company Value Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Small Company Value Portfolio by showing you how it has measured against the Russell 2000 Index, a widely recognized unmanaged index of small company stock performance. The bar chart shows how the Small Company Value Portfolio has performed in 1998 and1999, assuming reinvestment of all distributions. The table shows the average annual total return for the Small Company Value Portfolio relative to the Russell 2000 Index. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance products or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Portfolio will perform in the future.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                   SMALL COMPANY VALUE PORTFOLIO PERFORMANCE

                         '98             '99
Return Percentage        -19.95%         15.40%

The highest quarterly return was 26.56% for the quarter ended December 31, 1999; and the lowest return was -33.79% for the quarter ended September 30, 1998.

                              Average Annual Total Returns
                                        As of 12/31/99

                                               Commencement
                                               of Operations
                                  1 year       (4/30/97) to December 1999
                                  ------       --------------------------
Small Company Value Portfolio     15.40%       6.60%

Russell 2000 Index*               21.13%       17.13%

* The Russell 2000 Index is an unmanaged index containing 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest U.S. stocks in terms of market capitalization. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO
Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Small Company Value Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur expenses and charges associated with the variable annuity contract or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Small Company Value Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Small Company Value Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

             MANAGEMENT FEES                                        .85 %

             Distribution (12b-1) Fees                              0%

             OTHER EXPENSES*                                        .37%

             Total Annual Portfolio Operating Expenses             1.22%

* The amounts shown are based on the maximum management fee and other expenses for the year. During the fiscal year ended December 31, 1999, SAFECO Asset Management Company ("SAM") paid or reimbursed the Small Company Value Portfolio's "Other Expenses" which exceeded .10% of the Portfolio's average annual net assets. Therefore, the Portfolio's actual "Total Annual Portfolio Operating Expenses" for the year ended December 31, 1999 were .95%. SAM has agreed to make such payments or reimbursements until the Portfolio's net assets exceed $20 million, at which time SAM will stop making those payments.

--------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Small Company Value Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Small Company Value Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs or performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR                     3 YEARS          5 YEARS                    10 YEARS
$124.31                     $387.19          $670.33                   $1,477.29

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Small Company Value Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Small Company Value Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Small Company Value Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Small Company Value Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Small Company Value Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio since inception can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Small Company Value Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Small Company Value Portfolio is SAFECO Asset Management Company (SAM), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Small Company Value Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .85% of the Portfolio's net assets for the year ended December 31, 1999.

The Small Company Value Portfolio is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has served as portfolio manager for the Portfolio and for SAFECO Small

Company Value Fund, formerly known as the SAFECO Small Company Stock Fund, since 1996. From 1992 to 1996, he served as investment analyst for SAM. From 1986 to 1992, he was a financial analyst for SAFECO Insurance Companies.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - SMALL COMPANY VALUE PORTFOLIO

                                                                                    APRIL 30, 1997
                                                                                    (COMMENCEMENT
                                                             YEAR ENDED             OF OPERATIONS TO
                                                             DECEMBER 31            DECEMBER 31
                                                             1999           1998           1997
     NET ASSET VALUE AT BEGINNING OF                           $9.87       $12.33        $10.00
     PERIOD

     INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss)                          (0.01)       (0.03)          0.01
        Net realized and unrealized gain                        1.53       (2.43)          2.83
        (loss) on investments
                                                     ---------------  -------------------------
          Total from investment operations                      1.52       (2.46)          2.84

     LESS DISTRIBUTIONS:
        Dividends from net investment                            ---          ---        (0.01)
        income
        Distributions from realized gains                        ---          ---        (0.50)
                                                     ---------------  -------------------------
          Total distributions                                    ---          ---        (0.51)

     NET ASSET VALUE AT END OF PERIOD                         $11.39        $9.87        $12.33
                                                     ---------------  -------------------------

     TOTAL RETURN  (A)                                        15.40%     (19.95%)        28.40%  **

     NET ASSETS AT END OF PERIOD (000'S                      $14,054      $11,780       $10,250
     OMITTED)
     RATIO OF EXPENSES TO AVERAGE NET ASSETS                   0.95%        0.95%         0.95%  *
     RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE            1.22%        1.15%         1.24% *
     EXPENSE
     REIMBURSEMENTS ++
     RATIO OF NET INVESTMENT INCOME TO                       (0.14%)      (0.32%)         0.19%  *
     AVERAGE NET ASSETS
     PORTFOLIO TURNOVER RATE                                 127.80%       92.14%        47.91%  *

------------------------------------------------------------------------------------------------

      * Annualized.
     ** Not annualized.

++ Currently, SAM pays all the expenses of the Portfolio in excess of .10% of the Portfolio's average annual net assets except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

DISTRIBUTIONS AND TAX INFORMATION

The Small Company Value Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Small Company Value Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Small Company Value Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Small Company Value Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

-   the NYSE is closed;
-   NYSE trading is restricted; or
-   the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

FOR MORE INFORMATION

If you would like more information about the Small Company Value Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Small Company Value Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.









                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST

                                 Bond Portfolio









                                   PROSPECTUS

                                   May 1, 2000




AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A WORD ABOUT THE BOND PORTFOLIO.................................................
OBJECTIVE.......................................................................
PRINCIPAL INVESTMENT STRATEGIES.................................................
PRINCIPAL RISKS.................................................................
PERFORMANCE.....................................................................
FEES AND EXPENSES OF THE PORTFOLIO..............................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...............
INFORMATION ABOUT THE TRUST.....................................................
MANAGEMENT......................................................................
FINANCIAL HIGHLIGHTS............................................................
DISTRIBUTIONS AND TAX INFORMATION...............................................
CALCULATION OF SHARE PRICE......................................................
PURCHASING AND REDEEMING SHARES.................................................

A WORD ABOUT THE BOND PORTFOLIO

The Bond Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Bond Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Bond Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Bond Portfolio or rely upon information about any other fund in making investment decisions about the Bond Portfolio.

OBJECTIVE

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Bond Portfolio will invest primarily in medium-term debt securities. The Bond Portfolio may invest up to half of its assets in mortgage related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs), that are rated in the top three investment grades by either Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch IBCA, Inc. ("Fitch"). Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. Investment grade securities are rated by the three main services as follows:

                    MOODY'S              S&P           FITCH
                    ----------------------------------------
                    Aaa                  AAA             AAA
                    Aa                    AA              AA
                    A                      A               A
                    Baa                  BBB             BBB

The Bond Portfolio may also invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment grade corporate debt securities.

The adviser analyzes each security it considers for purchase in two ways. First, the adviser looks at the security on a stand-alone basis:

-   Is it priced attractively given its rating and market sector?
- Does the price and interest rate adequately compensate for any structural characteristics of the security, such as the right of an investor to require the issuer buy the security back at a stated price or the right of an issuer to buy the security back at a stated price?

Next, the adviser looks at how the security fits in with the other assets in the
Portfolio:

- What effects would a purchase of this security have on overall yield, DURATION and CONVEXITY of the Portfolio?
- How would an investment in this security affect the Portfolio's yield curve, curve exposure, sector weightings and diversification?

--------------------------------------------------------------------------------
DURATION means the sensitivity of debt securities held by a Portfolio to a change in interest rates. (Debt securities are interest-paying instruments issued by corporations or other issuers.) The value of a security with a longer duration will normally fluctuate to a greater degree than the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a three-year duration would experience approximately a 3% change in its principal value. An identical bond with a five-year duration would experience approximately a 5% change in its principal value. Generally, the stated maturity of a debt security is longer than its projected duration.

CONVEXITY measures the sensitivity of a bond's price to changes in interest rate levels.

--------------------------------------------------------------------------------

The Portfolio may sell a security if the adviser is concerned about an issuer's credit risk, if the security becomes fully valued, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Bond Portfolio. The Bond Portfolio is subject to interest rate risk. Generally, when market interest rates rise the price of the Bond Portfolio's debt securities will fall, and when market interest rates fall the price of the Bond Portfolio's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security. In addition, the Bond Portfolio carries risks associated with the following types of securities:

- GNMA and other mortgage-backed securities. Because the Portfolio must reinvest principal payments it receives from its mortgage-related securities at prevailing interest rates, which may be higher or lower than the current yield of the Portfolio, mortgage-related securities may not be an effective means to lock in long-term interest rates. In addition, during periods of changing interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease overall investment returns of the Portfolio.

- Bonds of foreign issuers, including Yankee sector bonds and Eurodollar bonds. In addition to credit risk, market risk and liquidity risk, the risks of foreign bonds include lack of information about foreign issuers, questionable accounting and auditing practices in other countries, difficulty enforcing claims against foreign issuers in the event of default, and the possibility that political, social or other events will disrupt the economy of the foreign country and cause investments in that country to lose money. Yankee sector bonds also carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Bond Portfolio. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

- Below investment grade securities. Risks associated with below investment grade securities (commonly referred to as "junk" bonds) include greater volatility, reduced liquidity and a higher risk of default.

- Asset-backed securities. The underlying borrower(s) may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.

An investment in the Bond Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Bond Portfolio by showing you how performance has changed from year to year and also how it has measured against the Lehman Brothers Govt./Corp. Index, a widely recognized index. The bar chart shows how the Bond Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the Bond Portfolio relative to the Lehman Brothers Govt./Corp. Index. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Bond Portfolio will perform in the future.


                           BOND PORTFOLIO PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         '90         '91          '92         '93         '94          '95         '96         '97          '98         '99
         6.57       13.98         6.82       10.55       -2.93        17.87        0.54        8.41         8.90       -3.99

The highest quarterly return was 5.96% for the quarter ended June 30, 1995; and the lowest return was -3.15% for the quarter ended March 31, 1994.

                              Average Annual Total Returns
                                        As of 12/31/99

                                            1 year            5 years           10 years
                                            ------            -------           --------
Bond Portfolio                              -3.99%            6.08%             6.46%
Lehman Brothers
  Govt./Corp. Index*                        -2.15%            7.61%             7.65%

* The Lehman Brothers Govt./Corp. Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than one year remaining until maturity. The index does not reflect fees, brokerage commissions or other costs of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index Performance is based on historical earnings and does not indicate the Portfolio's future performance.

FEES AND EXPENSES OF THE PORTFOLIO

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Bond Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

             MANAGEMENT FEES                                      .74%

             Distribution (12b-1) Fees                              0%

             OTHER EXPENSES*                                      .17%

             Total Annual Portfolio Operating Expenses.           .91%

--------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses, shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Bond Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Bond Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of the variable insurance product or qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR                     3 YEARS          5 YEARS           10 YEARS
$92.86                     $290.13          $503.87           $1,119.56

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Bond Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Bond Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Bond Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this prospectus.

INFORMATION ABOUT THE TRUST

The Bond Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.

MANAGEMENT

The investment adviser for the Bond Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.

The Bond Portfolio is managed by Michael Hughes, Assistant Vice President of SAM. Mr. Hughes has served as portfolio manager for the Portfolio and for SAFECO Managed Bond Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company, and from 1988 to 1995 he was Vice President and portfolio manager for First Interstate Bank of California.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

                                             YEAR ENDED DECEMBER 31
                                                1999             1998             1997            1996             1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD      $     11.41     $      11.04     $      10.75     $     11.31     $      10.20

INCOME FROM INVESTMENT OPERATIONS:

    Net investment income                          0.62             0.50             0.61            0.62             0.71
    Net realized and unrealized gain             (1.07)             0.49             0.29          (0.56)             1.11
      (loss) on investments
                                              ---------     ------------     ------------     -----------     ------------
      Total from investment operations           (0.45)             0.99             0.90            0.06             1.82

LESS DISTRIBUTIONS:

    Dividends from net investment                (0.62)           (0.50)           (0.61)          (0.62)           (0.71)
      Income

    Distributions from realized gains            (0.01)           (0.12)               --              --               --
                                              ---------     ------------     ------------     -----------     ------------
      Total distributions                        (0.63)           (0.62)           (0.61)          (0.62)           (0.71)
                                              ---------     ------------     ------------     -----------     ------------

NET ASSET VALUE AT END OF PERIOD            $     10.33     $      11.41     $      11.04     $     10.75     $      11.31
                                            -----------     ------------     ------------     -----------     ------------
                                            -----------     ------------     ------------     -----------     ------------


                                       8

TOTAL RETURN                                    (3.99%)            8.90% (A)        8.41% (A)       0.54% (A)       17.87% (A)

NET ASSETS AT END OF PERIOD (000'S              $28,131          $30,117          $17,881         $15,991          $14,257
   OMITTED)

RATIO OF EXPENSES TO AVERAGE NET                  0.91%            0.83%            0.74%           0.73%            0.72%
  ASSETS

RATIO OF EXPENSES TO AVERAGE NET
ASSETS BEFORE EXPENSE

   REIMBURSEMENTS ++                                N/A            0.98%            0.90%           0.87%            0.94%
RATIO OF NET INVESTMENT INCOME TO                 5.33%            5.50%            5.75%           5.64%            6.50%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE                         147.40%          164.82%          151.43%         140.90%           77.93%

++Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.

(A) Total return would have been lower had certain expenses not been reduced during the periods shown.
N/A Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Bond Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day and capital gains on the last business day of each year. All dividends will be automatically reinvested in shares of the Bond Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Bond Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Bond Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contract and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

-   the NYSE is closed;

-   NYSE trading is restricted; or

-   the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION

If you would like more information about the Bond Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.




                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST

                             Money Market Portfolio

                                   PROSPECTUS

                                   May 1, 2000

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.



                                TABLE OF CONTENTS
A WORD ABOUT THE MONEY MARKET PORTFOLIO......................................
OBJECTIVE....................................................................
PRINCIPAL INVESTMENT STRATEGIES..............................................
PRINCIPAL RISKS..............................................................
PERFORMANCE..................................................................
FEES AND EXPENSES OF THE PORTFOLIO...........................................
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS............
INFORMATION ABOUT THE TRUST..................................................
MANAGEMENT...................................................................
FINANCIAL HIGHLIGHTS.........................................................
DISTRIBUTIONS AND TAX INFORMATION............................................
CALCULATION OF SHARE PRICE...................................................
PURCHASING AND REDEEMING SHARES..............................................

A WORD ABOUT THE MONEY MARKET PORTFOLIO

The Money Market Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Money Market Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Money Market Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Money Market Portfolio or rely upon information about any other fund in making investment decisions about the Money Market Portfolio.

OBJECTIVE

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Portfolio will purchase only high-quality securities having minimal credit risk. The Portfolio will purchase only securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Money Market Portfolio may invest in:

     -    COMMERCIAL PAPER of both domestic and foreign issuers;

     - negotiable and non-negotiable CERTIFICATES OF DEPOSIT, bankers' acceptances and other short-term obligations of U.S. and foreign banks;

     -    REPURCHASE AGREEMENTS;

     -    VARIABLE AND FLOATING RATE INSTRUMENTS;

     -    U.S. GOVERNMENT SECURITIES;

     - Restricted securities eligible for resale under RULE 144A or SECTION 4(2), provided that the adviser has determined that such securities are liquid under guidelines adopted by the Portfolio's board of trustees.

     -    CORPORATE OBLIGATIONS such as publicly traded bonds and notes;

     -    mortgaged-backed and other ASSET-BACKED SECURITIES; and

     -    WHEN-ISSUED SECURITIES and delayed delivery securities.

------------------------------------------------------------------------------
COMMERCIAL PAPER is a short-term unsecured promissory note issued by a financial institution or large corporation, and may include funding agreements by insurance companies.

CERTIFICATES OF DEPOSIT are receipts for deposits of funds in a financial institution. They permit the holder to receive interest plus the deposit at maturity.

REPURCHASE AGREEMENTS are arrangements in which the portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price.

VARIABLE AND FLOATING RATE INSTRUMENTS have interest rates that change periodically in order to keep their market value at par.

U.S. GOVERNMENT SECURITIES are securities issued by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Bank or the Federal Land Bank.

RULE 144A SECURITIES are securities that are exempt from registration requirements. After a minimum two-year waiting period, they can be sold to qualified institutional investors, such as mutual funds.

SECTION 4(2) SECURITIES are exempt from registration requirements and sold in private placements to qualified institutional investors, such as mutual funds.

CORPORATE OBLIGATIONS are debt instruments issued by a private corporation, as distinct from ones issued by a government agency or municipality.

ASSET-BACKED SECURITIES represent interests in pools of consumer loans, automobile loans, credit card loans and installment loan contracts.

WHEN ISSUED SECURITIES are securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued or delivered against payment in the future - typically 30 to 45 days after the date of commitment.

------------------------------------------------------------------------------

When evaluating a security for purchase, the adviser takes into consideration, among other things, yield, maturity, issuer credit quality and relative value compared with other alternatives. The adviser may sell a security if the adviser becomes concerned about an issuer's credit risk, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Although the Money Market Portfolio seeks to preserve the value of your allocation at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Money Market Portfolio's yield will fluctuate with short-term interest rates. The performance of the Portfolio may suffer if any of the following occurs:

     - the issuer or guarantor of a security owned by the Portfolio defaults, becomes insolvent, has its credit rating downgraded by a rating agency, or experiences a credit deterioration;

     -    interest rates increase suddenly or sharply;

     - the value of foreign securities held by the Portfolio declines because of political instability, government actions, or the lack of available information about the issuers;

     - the adviser's judgment about the relative values of the securities selected for the Portfolio is incorrect.

The Portfolio may be suitable for you if you seek maximum safety and stability of principal.

The Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Money Market Portfolio by showing you how performance has changed from year to year and by showing you how the Money Market Portfolio's performance compares over time. The bar chart shows how the Money Market Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends as well as share price gain or loss. Past performance cannot tell you how the Portfolio will perform in the future.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

MONEY MARKET PORTFOLIO PERFROMANCE

 '90         '91          '92         '93         '94          '95         '96         '97          '98         '99
7.86%       5.67%        3.26%       2.61%       3.65%        5.56%       4.94%       5.08%        4.95%       4.63%

The highest quarterly return was 1.9% for the quarter ended December 31, 1990; and the lowest return was .64% for the quarter ended June 30, 1993.

                          Average Annual Total Returns
                                 As of 12/31/99

                                   1 YEAR            5 YEARS           10 YEARS
                                   ------            -------           --------
Money Market Portfolio              4.63%            5.03%             4.81%


                                                                     7-day yield
                                                                   (period ended
                                                                    December 31,
                                                                           1999)
                                                                   -------------
Money Market Portfolio                                                 5.21%

You may obtain the most current 7-day yield information for the Portfolio by calling 1-800-426-8061.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investment in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (fees paid directly from investment in the Portfolio)

The Money Market Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract, variable life insurance policy, or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

The expenses the Money Market Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Money Market Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

             MANAGEMENT FEES                                   .65%
             Distribution (12b-1) Fees                          0%
             OTHER EXPENSES*                                   .13%
             Total Annual Portfolio Operating Expenses         .78%

--------------------------------------------------------------------------------
MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses, shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.
------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Money Market Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of the variable insurance product or qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

1 YEAR            3 YEARS          5 YEARS           10 YEARS
$79.65            $249.16          $433.29           $966.05

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Money Market Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Money Market Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Money Market Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This prospectus and the Statement of Additional Information describe some of the investment policies used by the Money Market Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Money Market Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

INFORMATION ABOUT THE TRUST

The Money Market Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust portfolio.

MANAGEMENT

The investment adviser for the Money Market Portfolio is SAFECO Asset Management Company (SAM), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle,

Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Money Market Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .65% of the Portfolio's net assets for the year ended December 31, 1999.

The Money Market Portfolio is managed by Naomi Urata, Assistant Vice President of SAM. Ms. Urata has served as portfolio manager for the Portfolio and for SAFECO Money Market Fund since 1994. She has been an investment analyst for SAM since 1993. From 1990 to 1992 she was Cash Manager for The Seattle Times.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO


                                                                             YEAR ENDED DECEMBER 31
                                                       1999            1998           1997            1996           1995
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD          $      1.00     $      1.00     $     1.00     $      1.00     $     1.00

INCOME FROM INVESTMENT OPERATIONS:

    Net investment income                              0.04            0.04           0.05            0.05           0.05

LESS DISTRIBUTIONS:

    Dividends from net investment income              (0.04)          (0.04)         (0.05)          (0.05)         (0.05)
                                                   ---------    ------------    -----------    ------------    -----------

NET ASSET VALUE AT END OF PERIOD                       1.00            1.00     $     1.00     $      1.00     $     1.00
                                                   ---------    ------------    -----------    ------------    -----------
                                                   ---------    ------------    -----------    ------------    -----------
TOTAL RETURN                                           4.63%           4.95% (A)      5.08% (A)       4.94% (A)      5.56%  (A)

NET ASSETS AT END OF PERIOD (000'S OMITTED)         $29,135         $27,623        $17,757         $12,493         $8,719
RATIO OF EXPENSES TO AVERAGE NET ASSETS                0.78%           0.81%          0.64%           0.62%          0.62%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS ++                       N/A           0.89%          0.81%           0.90%          0.87%
RATIO OF NET INVESTMENT INCOME TO AVERAGE              4.52%           4.87%          4.97%           4.86%          5.32%
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------


++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

N/A  Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Money Market Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day. All dividends will be automatically reinvested in shares of the Money Market Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Money Market Portfolio's shares is based on the Portfolio's net asset value per share (NAV). The NAV is calculated by adding up the value of all the Money Market Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Like most money market funds, the Portfolio values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Portfolio maintain a stable $1.00 share price.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Variable insurance product owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

     -    the NYSE is closed;

     -    NYSE trading is restricted; or

     -    the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION

If you would like more information about the Money Market Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Money Market Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Money Market Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST

                         Growth Opportunities Portfolio
                                Equity Portfolio
                               Northwest Portfolio
                          Small Company Value Portfolio
                                 Bond Portfolio
                             Money Market Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

                                    --------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectuses, each dated May 1, 2000, of the Portfolios listed above (collectively, the "Portfolios"). Certain financial statements for the Portfolios and the reports thereon of Ernst & Young LLP, independent auditors, are incorporated into this Statement by reference to each Portfolio's Annual Report for the year ended December 31, 1999. A copy of each Portfolio's Annual Report accompanies this Statement. Copies of the Portfolios' Prospectuses and additional copies of the Portfolios' Annual Reports may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., 10865 Willows Road NE, Redmond, WA 98052.

Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement available for investment.


TABLE OF CONTENTS
DESCRIPTION OF THE TRUST....................................
CHARACTERISTICS OF THE TRUST'S SHARES.......................
FUNDAMENTAL INVESTMENT POLICIES.............................
NON-FUNDAMENTAL INVESTMENT POLICIES.........................
ADDITIONAL INVESTMENT INFORMATION...........................
PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS....................
CALCULATION OF SHARE PRICE..................................
ADDITIONAL PERFORMANCE INFORMATION..........................
TRUSTEES AND OFFICERS.......................................
INVESTMENT ADVISORY AND OTHER SERVICES......................
BROKERAGE PRACTICES.........................................
DISTRIBUTIONS AND TAX INFORMATION...........................
FINANCIAL STATEMENTS........................................

DESCRIPTION OF THE TRUST

Each Portfolio is a series of SAFECO Resource Series Trust (the "Trust"), an open-end management investment company, and is a diversified series of the Trust. The Trust was formed as a Massachusetts business trust, by Trust Instrument filed July 1, 1986, and was reorganized as a Delaware business trust on September 30, 1993, under a Trust Instrument dated May 13, 1993.

The Trust offers its shares through six diversified portfolios: the Growth Opportunities Portfolio, formerly known as "Growth Portfolio", Equity Portfolio, Northwest Portfolio, Small Company Value Portfolio, ("Small Company Portfolio"), formerly known as Small Company Stock Portfolio, Bond Portfolio and Money Market Portfolio. The Trust may issue an unlimited number of shares of beneficial interest. The board of trustees may establish additional series of shares of the Trust without the approval of shareholders. The Portfolios offer only a single, no-load, class of shares.

CHARACTERISTICS OF THE TRUST'S SHARES

RESTRICTIONS ON RETAINING OR DISPOSING OF SHARES

There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, except in the event that the Trust or any of its Portfolios is terminated in the future as a result of reorganization or liquidation and distribution of assets.

SHAREHOLDER OBLIGATIONS AND LIABILITIES

Under Delaware law, the shareholders of the Trust will not be personally liable for the obligations of the Trust or any Portfolio of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Portfolio of the Trust and generally provides for indemnification out of the Trust's or the Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Portfolio's obligations, respectively.

DIVIDEND RIGHTS

Shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for that Portfolio. With respect to distributions, no shares have priority or preference over any other shares of the same Portfolio. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio according to the number of shares of such Portfolio held by shareholders on the record date.

VOTING RIGHTS

Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument that would affect the voting rights of shareholders,
(ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to the Trust's investment advisory agreement, and to change any fundamental policy of the Trust. On any matter submitted to a vote of shareholders, all shares of the Portfolios of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a Portfolio. The holders of each share of a Portfolio of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Portfolio of the Trust may not bear the same economic relationship to the Trust as shares of another Portfolio of the Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

Variable contract owners will be able to vote on matters presented to a vote of shareholders of the Trust through the pass through of voting rights held by the participating insurance companies, which will solicit voting instructions from variable contract owners when a matter is presented to a vote of shareholders. See the separate account prospectus for the variable insurance product for more information regarding the pass-through of these voting rights.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

LIQUIDATION RIGHTS

In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Portfolio of the Trust.

PREEMPTIVE RIGHTS

Shareholders have no preemptive rights.

CONVERSION RIGHTS

Shareholders have no conversion rights.

REDEMPTION PROVISIONS

The provisions for redemption of Trust shares are set forth in the current prospectus relating to the applicable variable annuity contract or variable life insurance policy, or in the plan document relating to the applicable plan and elsewhere in this Statement.

SINKING FUND PROVISIONS

The Trust has no sinking fund provisions.

CALLS OR ASSESSMENTS

The shares are fully paid and non-assessable.

FUNDAMENTAL INVESTMENT POLICIES

The investment policies of the Portfolios are summarized in each Portfolio's Prospectus and described in this Statement of Additional Information. If a policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable limitation (except to the extent the change may impact a Portfolio's borrowing limit).

Each Portfolio's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

     1. The Portfolio will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or with respect to the Money Market Portfolio only, certain bank instruments issued by domestic banks.

     2. The Portfolio may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. The Portfolio may not underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     4. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     5. The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.

     6. The Portfolio may not make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     7. The Portfolio will not purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the principal investment strategies described in the Prospectus, each Portfolio has adopted the non-fundamental policies described below that may be changed by the Trust's board of trustees without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE GROWTH OPPORTUNITIES, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS

1. A Portfolio may not participate on a joint or joint and several basis in any trading account in securities, except that a Portfolio may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

2. A Portfolio may not purchase securities with unlimited liability, i.e., securities for which the holder may be assessed for amounts in addition to the subscription or other price paid for the security.

3. The Equity, Bond and Money Market Portfolios may not purchase or sell put or call options or combinations thereof.

4. The Growth Opportunities and Northwest Portfolios may not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of the Portfolio's aggregate investment in such classes of securities would exceed 5% of its total assets.

5. A Portfolio may not invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

6. A Portfolio may not trade in foreign exchange, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

7. A Portfolio may not enter into a repurchase agreement for longer than seven days, except that the Money Market Portfolio may invest up to 10% of its net assets in repurchase agreements that mature in more than 7 days.

8. A Portfolio may not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. A Portfolio will not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company. The Trust's investment adviser will waive its advisory fees for assets invested in other investment companies.

9. The Trust's Growth Opportunities, Equity, Northwest and Bond Portfolios may purchase as temporary investments for their cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the limitations in subparagraph 8 above), repurchase agreements (subject to the limitations in subparagraph 7 above) or any other short-term instrument that the Trust's investment adviser deems appropriate.

     Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa or higher by Moody's.

10. While the Trust will not engage primarily in trading in the Growth Opportunities, Equity, Northwest and Bond Portfolios for the purpose of short-term profits, it may at times make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment procedures. The Trust will dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

11. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are rated in the highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization, are rated in the highest category by that organization, and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks.

12. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are split-
     rated (i.e. rated in the highest category by one nationally recognized rating organization and the second highest category by at least one other such organization), are rated in the second highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization are rated in the second highest category by that organization and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. However, the Money Market Portfolio may invest no more than five percent (5%) of total assets in these securities and may invest only the greater of $1 million or one percent (1%) of total assets in such securities from the same issuer.

13. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which are unrated if such securities are determined to be comparable in quality to securities rated as described in paragraphs 11 and 12 and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. The Money Market Portfolio will invest no more than twenty percent (20%) of total assets in unrated securities which in the opinion of SAFECO Asset Management Company ("SAM") are comparable to securities in the highest rating category. Purchases of unrated securities which in SAM's opinion are comparable to split-rated securities are subject to the five percent (5%) and one percent (1%) limitations described in paragraph 12.

14. Subject to the maturity requirements stated in the Money Market Portfolio's investment objective and the quality and credit risk requirements set forth in paragraphs 11-13, the Money Market Portfolio may purchase the following types of securities:

     a.   Commercial paper obligations.

     b. Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term debt obligations of banks. The Money Market Portfolio will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion or the equivalent in other currencies or, in the case of United States banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of such investment is insured in full by the Federal Deposit Insurance Corporation (FDIC), (b) in the case of a United States bank, it is a member of the FDIC, and (c) in the case of a foreign bank, the security is in the opinion of management of an investment quality comparable with other debt securities which may be purchased by the Money Market Portfolio. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U. S. banks meet the foregoing requirements.

     c. Corporate obligations such as publicly-traded bonds, debentures and notes.

15. The Trust may not invest more than five percent (5%) of the net assets of the Growth Opportunities, Equity and Northwest Portfolios in warrants valued at the lower of cost or market. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the five percent (5%) limitation.

16. A Portfolio will not issue long-term debt securities.

17. A Portfolio will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

18. The Growth Opportunities Portfolio will normally invest a preponderance of assets in common stocks selected primarily for potential appreciation. The Northwest Portfolio will invest primarily in shares of common stock selected primarily for potential appreciation that have been issued by Northwest companies. In determining these common stocks which have the potential for long-term growth, the Trust's investment adviser will evaluate the issuer's financial strength, quality of management and earnings power.

19. The Northwest Portfolio may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Portfolio.

20. The Equity Portfolio may invest up to ten percent (10%) of its total assets in shares of real estate investment trusts ("REITs"). The Growth Opportunities and Northwest Portfolios may invest up to five percent (5%) of their total assets in shares of real estate investment trusts ("REITs").

21. The Equity Portfolio may invest up to 5% of total assets in closed-end investment companies and investment trusts (other than REITS).

22. The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

23. The Bond and Money Market Portfolios may invest up to 10% of total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the board of trustees.

24. The Growth Opportunities, Equity and Northwest Portfolios may invest in Rule 144A securities, provided that SAM has determined that such securities are liquid under guidelines adopted by the board of trustees, except that the Growth Opportunities, Equity and Northwest Portfolios may each invest up to 10% of their respective total assets in 144A securities that are illiquid.

25. The Growth Opportunities, Equity, Northwest and Money Market Portfolios of the Trust may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. This restriction does not apply to the Bond Portfolio.

WHILE THE TRUST CAN INVEST IN THE TYPES OF SECURITIES OR ENGAGE IN THE PRACTICES WHICH FOLLOW IF THE APPLICABLE LIMITATIONS ARE MET, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR.

26. A Portfolio may not pledge, mortgage or hypothecate portfolio securities, except that to secure borrowings permitted by the fundamental policy on borrowing, a Portfolio may pledge securities having a market value at the time of the pledge not exceeding ten percent (10%) of the Portfolio's net assets.

27. In applying the Portfolio's fundamental restriction on concentrating its investments in the securities of "issuers primarily engaged in the same industry": (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

28.Growth Opportunities Portfolio, Equity Portfolio, Northwest Portfolio and
   Bond Portfolio only. The Portfolio will not purchase securities on margin, provided that the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

1. The Small Company Portfolio will not make short sales (sales of securities not presently owned), except where the Portfolio has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

2. The Small Company Portfolio will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

3. The Small Company Portfolio will not invest in oil, gas or other mineral exploration, development programs or leases;

4. The Small Company Portfolio will not invest more than 5% of its net assets in warrants. Warrants acquired by the Portfolio in units or attached to securities are not subject to the 5% limit;

5. The Small Company Portfolio will not invest more than 10% of its total assets in real estate investment trusts, nor will the Portfolio invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Portfolio's net assets;

6. The Small Company Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

7. The Small Company Portfolio may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Portfolio will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

8. The Small Company Portfolio will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

9. The Small Company Portfolio will not make loans to any person, firm or corporation, but the purchase by the Portfolio of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Portfolio, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

10. The Small Company Portfolio will not purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, the officers and Trustees of the Trust and the officers and directors of the investment adviser to the Portfolio (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;

11. The Small Company Portfolio may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the board of trustees, except that the Portfolio may invest up to 10% of its total assets in 144A securities that are illiquid.

12. The Small Company Portfolio shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Portfolio may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

13. The Small Company Portfolio will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Portfolio's total assets to be invested in the securities of such companies;

14. The Small Company Portfolio will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The Small Company Portfolio will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

The Portfolios may make some or all of the following investments, among others, although they may not buy all of the types of securities that are described.

1. CLOSED-END INVESTMENT COMPANIES AND INVESTMENT TRUSTS (GROWTH OPPORTUNITIES AND EQUITY PORTFOLIOS)

The Growth Opportunities and Equity Portfolios may invest in closed-end investment companies and investment trusts.

2. RESTRICTED SECURITIES AND RULE 144A SECURITIES (GROWTH OPPORTUNITIES, EQUITY, NORTHWEST AND SMALL COMPANY PORTFOLIOS (COLLECTIVELY, THE "STOCK PORTFOLIOS"))

The Stock Portfolios may each invest in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the board of trustees. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's board of trustees.

3. REPURCHASE AGREEMENTS (ALL PORTFOLIOS)

Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's board of trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the board of trustees.

The Portfolios may invest in qualified repurchase agreements, but (other than the Money Market Portfolio) and will not purchase repurchase agreements that mature in more than seven days. The Money Market Portfolio will invest no more than 10% of net assets in repurchase agreements that mature in more than seven days.

4. ILLIQUID SECURITIES (ALL PORTFOLIOS)

Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Portfolios do not intend to purchase illiquid securities but the market for some securities may become illiquid following purchase by a Portfolio. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities pursuant to guidelines adopted by the Trust's board of trustees.

5. WARRANTS (STOCK PORTFOLIOS ONLY)

A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that, in its opinion, the exercise price for the underlying common stock is likely to be achieved within the required time-frame and that an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

The Stock Portfolios may each invest up to 5% of net assets in warrants.

6. REAL ESTATE INVESTMENT TRUSTS (EQUITY AND SMALL PORTFOLIOS)

Real estate investment trusts ("REITs") purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs which are highly leveraged.

The Equity and Small Company Value Portfolios may each invest up to 10% of total assets in REITS.

7. CONVERTIBLE SECURITIES (STOCK PORTFOLIOS)

Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

The Stock Portfolios may invest (in the case of the Equity Portfolio, up to 35% of its total assets) in convertible securities. The Equity Portfolio may invest in convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Northwest and Small Company Value Portfolios may invest in convertible securities when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Northwest Portfolio. The Equity and Northwest Portfolios may purchase convertible securities which are investment grade, i.e., rated in the top four categories by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or Fitch, IBCA, Inc. ("Fitch"). Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Equity and Northwest Portfolios may retain a convertible security that is down-graded to below investment grade after purchase. The Equity Portfolio will not hold more than 3% of its total assets in bonds that go into default on the payment of principal and interest after purchase. The Small Company Value Portfolio may invest in convertible corporate bonds that are rated below investment grade ("high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Portfolio's net assets will be invested in such securities. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

8. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS (GROWTH OPPORTUNITIES, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS ONLY)

The Yankee Sector is made up of securities issued in the U.S. by foreign issuers. These bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. These bonds also are subject to risks that may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Portfolio, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.

Eurodollar Bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar Bonds issued by foreign issuers are also subject to the same risks as Yankee Sector bonds.

9. MORTGAGE-BACKED SECURITIES (BOND AND MONEY MARKET PORTFOLIOS ONLY)

Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Portfolio may receive unscheduled prepayments on the underlying mortgages. Since the Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Portfolio's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Portfolio may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. A Portfolio will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

10. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES (MONEY MARKET AND SMALL COMPANY PORTFOLIOS ONLY)

Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. A Portfolio may dispose of its interest in those securities before delivery.

11. SHORT-TERM INVESTMENTS (STOCK PORTFOLIOS AND BOND PORTFOLIO)

The Stock Portfolios and the Bond Portfolio may hold cash or invest temporarily in high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements under those circumstances where they have cash to manage for a short-term time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities, or as a defensive measure when, in the investment adviser's opinion, business or economic conditions warrant. Certificates of deposit must be issued by banks or savings and loan associations which have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Portfolio will limit its investment to the statutory insurance coverage.

12.  FOREIGN SECURITIES (ALL PORTFOLIOS)

Foreign securities are securities issued in and traded in foreign markets and contain greater risks (including currency risk) than securities issued in and traded in U.S. markets. The Growth Opportunities, Equity, Northwest and Money Market Portfolios may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. The Money Market Portfolio may purchase dollar-denominated commercial paper issued in the U.S. by foreign entities. The Small Company Portfolio may invest up to 10% of its total assets (taken at market value) in foreign securities. The Bond Portfolio may invest up to 30% of its total assets (taken at market value) in foreign securities.

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

13.  HEDGING TRANSACTIONS (ALL PORTFOLIOS)

Hedging transactions cannot eliminate all risks of loss to the Portfolios and may prevent a Portfolio from realizing some potential gains. The projection of foreign market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "ADDITIONAL INVESTMENT INFORMATION--Foreign Securities."

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Portfolio had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

To help reduce certain risks associated with hedging transactions, the Trust's board of trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on behalf of the Portfolios to hedge investment risk and not for speculation. In addition, the board of trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

     (i) The Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets.

     (ii) The Portfolio will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of the Portfolio's net assets.

     (iii) The Portfolio will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

14. ASSET-BACKED SECURITIES (GROWTH OPPORTUNITIES, EQUITY, NORTHWEST, BOND AND MONEY MARKET PORTFOLIOS ONLY)

Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

15. COVERED CALL OPTIONS AND PUT AND CALL OPTIONS ON STOCK INDICES. (STOCK PORTFOLIOS EXCEPT FOR THE EQUITY PORTFOLIO)

The Portfolios may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. A Portfolio that writes a call option and wishes to terminate the obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. A Portfolio will write call options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A Portfolio, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. See also "Options on equity securities" and "Options on stock indices" below.

16. OPTIONS ON EQUITY SECURITIES. (STOCK PORTFOLIOS EXCEPT FOR THE EQUITY PORTFOLIO)

The Portfolios may purchase and write (i.e., sell) put and call options on equity securities may purchase and write (i.e., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

The Portfolios will write call options on stocks only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer. For purposes of writing covered call options, a call option is "covered" only if at the time the Portfolio writes the call, the Portfolio holds in its portfolio on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires. The Portfolios' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Portfolio's option position. Additional risks relating to the Portfolios' use of options on equity securities are described below.

The Portfolios may effect "closing purchase transactions." If a Portfolio, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Portfolio. There is no guaranty that closing purchase or closing sale transactions can be effected.


The Portfolios' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

The Portfolios, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolios will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets.


17. PUT OPTIONS (STOCK PORTFOLIOS EXCEPT FOR THE EQUITY PORTFOLIO)

The Portfolios will write put options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A put option is "covered" if: (i) the Portfolio holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price, or (ii) the Portfolio holds on a share-for-share basis a put on the same security as the put written, where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Portfolio in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

The Portfolios may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Portfolio acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of call options on stocks.

The Portfolios' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Portfolios will generally only purchase or write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. In such a case, the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

18. OPTIONS ON STOCK INDICES (STOCK PORTFOLIOS EXCEPT FOR THE EQUITY PORTFOLIO)

The Portfolios may purchase and sell (i.e., write) put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The Portfolios will write call options on stock indices only if they are covered, and such options remain covered as long as the Portfolio is obligated as a writer. When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Portfolio has not written a stock call option and that has not been hedged by the Portfolio by the sale of stock index futures.

When a Portfolio writes a call option on an industry or market segment index, the Portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Portfolio writes a call on an index that is in-the-money at the time the call is written, the Portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Portfolio need not follow the segregation requirements set forth in this paragraph if the Portfolio holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

The Portfolios will write put options on stock indices only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A put option is covered if: (i) the Portfolio holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts, or (ii) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Portfolio in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Portfolios may effect closing sale as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased and if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Portfolios to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Portfolios will not purchase or sell any index option contract unless and until the Portfolios investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in the Portfolios' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Portfolio would bear a loss on the call that is not completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Portfolios' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, the

Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


19. STOCK INDEX FUTURES CONTRACTS (STOCK PORTFOLIOS ONLY)


The Portfolios may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A Portfolio may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Portfolio may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Portfolios may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios' equity securities.

A Portfolio's successful use of stock index futures contracts depends upon the adviser's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Portfolio's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Portfolios will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Portfolio's assets may be committed as initial margin on futures contracts.

20. OPTIONS ON FUTURES CONTRACTS (STOCK PORTFOLIOS EXCEPT FOR THE EQUITY PORTFOLIO)


The Portfolios may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Portfolios intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

The Portfolios will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of its net assets. In addition, a Portfolio will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.


21. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT (SMALL COMPANY PORTFOLIO ONLY)


In making temporary investments in commercial paper and certificates of deposit, the Portfolio will adhere to the following guidelines:

         a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

         b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC").


22. CONTINGENT VALUE RIGHTS (SMALL COMPANY PORTFOLIO ONLY)


A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.


23. SOVEREIGN DEBT OBLIGATIONS (SMALL COMPANY PORTFOLIO ONLY)


Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.


24. INDEXED SECURITIES (STOCK PORTFOLIOS)


The Portfolios may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.


25. SHORT SALES AGAINST THE BOX (SMALL COMPANY PORTFOLIO ONLY)


The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). If the Portfolio engages in short sales against the box, it will incur transaction costs.

26. BELOW INVESTMENT GRADE BONDS (BOND PORTFOLIO)


The Bond Portfolio may invest up to 20% of its assets in below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds). Certain additional risks are associated with these bonds. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds which primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties which adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load which in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.


27. FIXED-INCOME SECURITIES (EQUITY PORTFOLIO)


The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.


28. BONDS AND OTHER DEBT SECURITIES (SMALL COMPANY PORTFOLIO)


The Small Company Value Portfolio may invest in bonds and other debt securities that are rated investment grade by Moody's, S&P, or Fitch, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's, BBB by S&P, and BBB by Fitch and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer. After purchase by the Portfolio, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require the Portfolio to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Portfolio should continue to hold the security in its portfolio. In the event that 35% or more of the Portfolio's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Portfolio's holdings of such securities remain below 35% of the Portfolio's net assets.


29. SECURITIES OF UNSEASONED ISSUERS (SMALL COMPANY PORTFOLIO)


The Small Company Value Portfolio may invest up to 5% of its total assets in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

30. AMERICAN DEPOSITARY RECEIPTS (ADRS) (STOCK PORTFOLIOS)


The Stock Portfolios may each invest in American Depositary Receipts (ADRs), which represent securities issued by a foreign issuer. ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS

At December 31, 1999 SAFECO Life Insurance Company ("SAFECO Life") controlled each of the Portfolios. At such date it owned of record the following percentages of the outstanding shares of the Portfolios listed:


Equity                      89%
Growth Opportunities        76%
Northwest                 89.9%
Bond                       100%
Money Market              88.2%
Small Company              100%

At December 31, 1999, SAM owned 10.10% of the Northwest Portfolio's outstanding. At December 31, 1999, SAFECO Corporation owned 11.80% of the Money Market Portfolio's outstanding shares.

SAFECO Life and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation. SAFECO Corporation is also a Washington corporation and has its principal place of business at SAFECO Plaza, Seattle, WA 98185. SAFECO Life has its principal place of business at 5069 154th Place NE, Redmond, WA 98052.

Control persons of a Portfolio may control the outcome of a shareholder vote. SAFECO Life, like other participating insurance companies who own shares of a Portfolio, will solicit voting instructions from variable contract owners with respect to any matters that are presented to a vote of shareholders. See "CHARACTERISTICS OF THE TRUST'S SHARES - Voting Rights."

At December 31, 1999, AUL Group Retirement Annuity Separate Account II, whose address of record is P.O. Box 1995, Indianapolis, IN 46206, owned of record 9.93% of the Growth Opportunities Portfolio's outstanding shares, and IL Annuity, whose address of record is 2960 N. Meridian Street, Indianapolis, IN 46208, owned of record 5.31% of the Growth Opportunities Portfolio's outstanding shares. AUL Group Retirement Annuity Separate Account II is controlled by American United Life, and IL Annuity is controlled by Indianapolis Life Annuity and Insurance Company.

CALCULATION OF SHARE PRICE

The net asset value per share of each of the Portfolios (other than the Money Market Portfolio) is determined by subtracting the liabilities of the Portfolio from its assets, and dividing the result by the number of outstanding shares. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (normally 1:00 p.m. Pacific time) each day that the Exchange is open for trading.

The Stock Portfolios generally value their portfolio securities at the last-reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price, in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

Some of the Portfolios may invest from time to time in foreign securities. Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The values of any such securities are determined as of such times for purposes of computing the Portfolios' net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by the investment adviser under procedures established by and under general supervision of the Trust's board of trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.

For the Bond Portfolio, securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers, and various relationships between securities. Valuations of the Bond Portfolio's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

The portfolio instruments of the Money Market Portfolio are valued on the basis of amortized cost. The valuation of the Money Market Portfolio securities based upon its amortized cost and the maintenance of its net asset value per share at $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of 397 days or less and invest only in securities determined by SAM under guidelines adopted by the board of trustees to be of high quality with minimal credit risks. The board of trustees has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Portfolio's holdings by the board of trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing contract owners. In the event the board of trustees determines that such a deviation exists, it will take such corrective action as it regards as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing the net asset value per share by using available market quotations.

The principal risk associated with the Money Market Portfolio is that it may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market

Portfolio's yield will fluctuate with general money market interests rates.

Short-term debt securities held by each Portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the board of trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value up until the 61st day prior to maturity. All other securities and assets held by the Portfolios will be appraised in accordance with those procedures established by the board of trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

GROWTH OPPORTUNITIES, EQUITY, NORTHWEST, BOND AND SMALL COMPANY PORTFOLIOS

The yield for the 30-day period ended December 31, 1999 for the Bond Portfolio was 5.67%

Yield is computed using the following formula:

                               a-b
                  Yield =  2 [(--- +1) TO THE POWER OF 6 - 1]
                               cd

    Where:        a  = dividends and interest earned during the period

                  b  = expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the maximum offering price per share on the last day of the period

The total returns, expressed as a percentage, for the one-year, five-year, and ten-year periods ended December 31, 1999 for the Equity and Bond Portfolios were as follows:

Portfolio          1 Year            5 Year           10 Year
 Equity             9.31%            173.58%          395.27%
 Bond              (3.99)%            34.33%           87.05%

The total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 1999 for the Growth Opportunities, Northwest and Small Company Portfolios were as follows:

Portfolio             1 Year      5 Year       Since Effective    # of Months   Effective Date
                                               Date
Growth Opportunities   5.63%      189.53%      340.94%            83            January 7, 1993
Northwest             54.62%      151.79%      161.64%            83            January 7, 1993
Small Company         15.40%       N/A          18.61%            32            April 30, 1997

The average annual total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1999 for the Equity and Bond Portfolios were as follows:

Portfolio      1 Year        5 Year      10 Year
Equity         9.31%         22.30%      17.35%
Bond          (3.99)%         6.08%       6.46%


The average annual total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 1999 for the Growth Opportunities, Northwest and Small Company Portfolios were as follows:

Portfolio             1 Year     5 Year    Since Effective   # of Months    Effective Date
                                           Date
Growth Opportunities   5.63%     23.69%    23.68%               83           January 7, 1993
Northwest             54.62%     20.28%    14.77%               83           January 7, 1993
Small Company         15.40%     N/A        6.60%               32           April 30, 1997



The total return is computed using the following formula:

                ERV-P
           T = -------  X 100

                  P

The average annual total return is computed using the following formula:

                          -------
                  A =( n\/ ERV/P  - 1) x 100


             Where:   T   =  total return

                      A   =  average annual total return

                      n   =  number of years

                      ERV = ending redeemable value of a hypothetical $1,000 investment at the end of a specified period of time

                      P   =  a hypothetical initial investment of $1,000

In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

MONEY MARKET PORTFOLIO:

The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 1999, were 5.21% and 5.35%, respectively.

Yield is computed using the following formula:

                   (x-y) -z                             365
         Yield =  [------  ]  = Base Period Return  X  -----
                    y                                    7

     Where:        x = value of one share at the end of a 7-day period

                   y = value of one share at the beginning of a 7-day
                       period ($1.00)

                   z = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

    Effective yield = [(Base Period Return + 1)  365/7 ] -1

During periods of declining interest rates, the Money Market Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Money Market Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Portfolios may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Portfolios may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Portfolios may also describe in their advertisements the methodology used by rating services to arrive at Portfolio ratings. In addition, the Portfolios may also advertise individual measurements of Portfolio performance published by the rating services, including but not limited to a Portfolio's beta, standard deviation, and price earnings ratio.

The Portfolios may occasionally reproduce articles or portions of articles about the Portfolios written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY Magazine, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS Magazine, NEWSWEEK, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME Magazine, U.S. NEWS AND WORLD REPORT, YOUR MONEY and the WALL STREET JOURNAL).

Each Portfolio may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM), the investment adviser's parent company (SAFECO Corporation) or the SAFECO Family of Funds (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Portfolio, the research methodologies underlying securities selection and a Portfolio's investment objective and (iv) information about particular securities held by a Portfolio.

From time to time, each Portfolio may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Portfolio's investment style (including, but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Portfolio may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and how the portfolio manager will or has addressed such conditions. Each Portfolio also may provide information on how much certain investments would return over time.

Each Stock Portfolio may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

          AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high-priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

          DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively traded Blue Chip stocks.

          NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the Nasdaq.

          S & P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stock's most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

          WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Stock Exchanges.

          MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

          RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.

DESCRIPTION OF RATINGS

Ratings by Moody's, S&P and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

- Leading market positions in well-established industries.

- High rates of return on funds employed.


- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well-established access to a range
of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC -- Preferred stock rated "BB," "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C -- A preferred stock rated "C" is a nonpaying issue.

D -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

BOND RATINGS

MOODY'S

Investment Grade :

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

Investment Grade:

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Below Investment Grade :

BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

Investment Grade:

AAA - AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Below Investment Grade:

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at BB, to a significant credit risk at B, to a high default risk at CCC, CC and C.

MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 - Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

PERFORMANCE INFORMATION AND QUOTED RATINGS ARE INDICATIVE ONLY OF PAST PERFORMANCE AND ARE NOT INTENDED TO REPRESENT FUTURE INVESTMENT RESULTS.

TRUSTEES AND OFFICERS

The Trust's board of trustees oversees the management of the Trust, chooses the officers of the Trust, monitors the performance of the officers, and sets the strategic direction and policies of the Trust.

                         Position(s) Held
Name, Address and Age      With the Trust    Principal Occupations(s)
---------------------    -----------------      During Past 5 Years
                                                -------------------

Boh A. Dickey*           Chairman and       President, Chief Operating Officer,
SAFECO Plaza               Trustee          and Director of SAFECO Corporation.
Seattle, WA  98185                          Previously, Executive Vice
(55)                                        President and Chief Financial
                                            Officer. He has been an executive
                                            officer of SAFECO Corporation
                                            subsidiaries since 1982. See table
                                            under "Investment Advisory and
                                            Other Services."

Barbara J. Dingfield     Trustee            Consultant. From 1994 to 1999 she
3246 Cascadia Avenue S.                     was the Director of Community
Seattle, Washington 98144                   Affairs for Microsoft Corporation,
(54)                                        Redmond, Washington, a computer
                                            software company. Director of First
                                            SAFECO

                                            National Life Insurance Company of
                                            New York; Board Chair of United Way
                                            of King County; member of the Board
                                            of Managers of Swarthmore College.

David F.  Hill*          President Trustee  President of SAFECO Mutual Funds,
10865 Willows Road  NE                      SAFECO Securities, Inc. and SAFECO
Redmond, WA  98052                          Services Corporation; Senior Vice
(51)                                        President of SAFECO Asset
                                            Management Company. See table
                                            under "Investment Advisory and
                                            Other Services."

Richard W. Hubbard*      Trustee            Retired Vice President and
1270 NW Blakely                             Treasurer of the Trust and other
Ct.Seattle,  WA   98177                     SAFECO Trusts; retired Senior Vice
(71)                                        President and Treasurer of SAFECO
                                            Corporation; former President of
                                            SAFECO Asset Management Company;
                                            Director of First SAFECO National
                                            Life Insurance Company of New York
                                            member of Diocese of Olympia
                                            Investment Committee.

Richard E. Lundgren      Trustee            Director of Marketing and Customer
764  S. 293rd  Street                       Relations, Building Materials
Federal Way, WA  98032                      Distribution, Weyerhaeuser Company
(62)                                        Tacoma, Washington; Director of
                                            First SAFECO National Life
                                            Insurance Company of New York.

Larry L. Pinnt           Trustee            Retired Vice President and Chief
1600 Bell Plaza,                            Financial Officer, U.S. WEST
Room 1802                                   Communications, Seattle,
Seattle, WA  98191                          Washington; Chairman of the
(65)                                        University of Washington Medical
                                            Center Board, Seattle, Washington;
                                            Director of Cascade Natural Gas
                                            Corporation, Seattle, Washington;
                                            Director of First SAFECO National
                                            Life Insurance Company of New York
                                            and Treasurer of Cancer Care
                                            Alliance, Seattle, Washington.

John W. Schneider        Trustee            President and sole owner of
1808 N. 41st                                Wallingford Group, Inc., Seattle,
St.Seattle, WA  98103                       Washington, a company consulting o
(58)                                        the acquisition/disposition and
                                            development of real estate; former
                                            President of Emerald Development
                                            Group, Inc., Seattle, Washington;
                                            Director of First SAFECO National
                                            Life Insurance Company of New York

Neal Fuller              Vice President     Vice President, Controller,
10865 Willows Road       Controller         Assistant Secretary and Treasurer
NERedmond, WA 98052      Assistant          of SAFECO Securities, Inc. and
                         Secretary          SAFECO Services


                                            Corporation; Vice President,
                                            Controller, Secretary and Treasurer
                                            of SAFECO Asset Management Company.
                                            See table under "Investment
(37)                                        Advisory and Other Services."

Ronald L. Spaulding      Vice President     Chairman of SAFECO Asset Management
Two Union Square         Treasurer          Company; Treasurer and Chief
Sixth Avenue and                            Investment Officer of SAFECO
Union Street                                Corporation; Vice President of
Seattle, WA  98101                          SAFECO insurance companies;
(56)                                        Director, Vice President and
                                            Treasurer of First SAFECO National
                                            Life Insurance Company of New York;
                                            former Senior Portfolio Manager of
                                            SAFECO insurance companies and
                                            Portfolio Manager for SAFECO mutual
                                            funds. See table under "Investment
                                            Advisory and Other Services."

David H. Longhurst       Assistant          Assistant Controller of SAFECO
10865 Willows            Controller         Securities, Asset Inc., SAFECO
Road NERedmond,                             Services Corporation and SAFECO
WA 98052                                    Management Company; former Senior
(42)                                        Manager of SAFECO Asset Management
                                            Company; former Senior Manager with
                                            Ernst & Young LLP, an independent
                                            accounting firm.

Stephen D. Collier       Assistant          Director of Taxation and Assistant
SAFECO Plaza             Secretary          Vice President of SAFECO
Seattle, WA  98185                          Corporation; Assistant Secretary of
(47)                                        SAFECO Asset Management Company,
                                            SAFECO Securities, Inc. and SAFECO
                                            Services Corporation. He has been
                                            an executive officer of SAFECO
                                            Corporation and subsidiaries since
                                            1991.



*Trustees who are interested persons as defined by the 1940 Act.

At December 31, 1999, none of the Trustees or officers of the Trust owned shares of any series of the Trust.

Each trustee and officer of the Trust holds the same position(s) with five other registered open-end, management investment companies that have, in the aggregate, nineteen series companies managed by SAM.

                               COMPENSATION TABLE
                           FOR THE FISCAL YEAR ENDING
                                DECEMBER 31, 1999


                          Aggregate
Trustee                   Compensation         Pension or             Estimated Annual        Total Compensation
-------                   From Registrant      Retirement Benefits    Benefits Upon           From Registrant and
                          ---------------      Accrued As Part of     Retirement              Portfolio Complex
                                               Portfolio Expenses     ----------              Paid to
                                               -----------------                              Trustees
                                                                                              ---------
Boh A. Dickey            N/A                   N/A                      N/A                   N/A

Barbara J.
Dingfield                $8,363                N/A                      N/A                   $35,500


David F. Hill            N/A                   N/A                      N/A                   N/A

Richard W.
Hubbard*                 $7,774.34             N/A                      N/A                   $33,000


Richard E.               $8,363                N/A                      N/A                   $35,500
Lundgren

Larry L. Pinnt           $8,363                N/A                      N/A                   N/A

John W. Schneider        $8,363                N/A                      N/A                   $35,500



Mr. Dickey and Mr. Hill are officers of various SAFECO companies and are not compensated by the Trust. Similarly, the officers of the Trust receive no compensation for their services as officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

SAFECO Asset Management Company ("SAM"), SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation, which owns operating subsidiaries in various segments of insurance and other financially related businesses. SAM is the investment adviser, SAFECO Securities is the principal underwriter, and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.

CODE OF ETHICS. Section 17(j) of the Investment Company Act of 1940 (the "Act") generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment adviser or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the Portfolio. The Trust and its investment adviser and principal underwriter have adopted a joint Code of Ethics under Rule 17j-1 of the Act, relating to the personal investment activities of SAFECO Mutual Funds personnel. A copy of the

Trust's Code of Ethics is publicly filed with the Securities Exchange Commission ("SEC") as an exhibit to the Trust's registration statement, and is available from the SEC.

The Code of Ethics generally permits fund personnel to invest in securities for their own accounts, but regulates such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and (ii) those employees who in the course of their job functions are able to obtain information regarding a Portfolio's purchases or sales of securities ("access persons"). The Code of Ethics (1) requires access persons to preclear all securities trades, other than transactions involving open-end mutual fund shares and the securities of certain government issuer, (2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series Portfolio of the Trusts, and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code of Ethics broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Portfolio trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit, (3) accepting gifts or favors from any person who seeks to do business with the Trusts or any of their series Portfolios, or with SAM or SAFECO Securities. These prohibitions are not restricted to the group of Portfolio "access persons".

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

                                                      SAFECO              SAFECO
Name                 Trust           Sam              Securities          Services
----                 -----           ---              ----------          ---------
B. A. Dickey         Chairman                                             Director
                     Trustee

D. F. Hill           President       Senior           President Director  President Director
                     Trustee         Vice President   Secretary           Secretary
                                     Director

N. A. Fuller         Vice President  Vice President   Vice President      Vice President
                     Controller      Controller       Controller          Controller
                     Assistant       Secretary        Assistant           Assistant
                     Secretary       Treasurer        Secretary           Secretary
                                                      Treasurer           Treasurer


R. L. Spaulding      Vice            Chairman         Director            Director
                     President       Director
                     Treasurer

S. C. Bauer                          President
                                     Director


D. H. Longhurst      Assistant       Assistant        Assistant           Assistant
                     Controller      Controller       Controller          Controller

S.D. Collier         Assistant       Assistant        Assistant           Assistant
                     Secretary       Secretary        Secretary           Secretary



Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation, and Mr. Spaulding is Treasurer and Chief Investment Officer of SAFECO Corporation. Messrs. Dickey and Spaulding are also directors and officers of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.

The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Portfolios. Several of these investment companies have investment objectives similar to those of certain Portfolios. It is therefore possible that the same securities will be purchased for both a Portfolio and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Portfolio, generally. In some cases, the price of a security allocated to one Portfolio may be higher or lower than the price of a security allocated to another fund.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Growth Opportunities, Equity, Northwest and Bond Portfolios, .85% for the Small Company Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each Portfolio:

         Investment Advisory Fees Paid to SAM

                                   Years Ended
                                   -----------
                       December 31           December 31,            December 31,
Portfolio                 1999                  1998                     1997
---------              ------------          -------------           -------------

Equity                 $ 4,638,000           $3,502,000              $2,429,000
Bond                   $   220,000           $  169,000              $  120,000
Northwest              $   219,000           $  173,000              $  104,000
Growth Opportunities   $ 2,368,000           $2,363,000              $1,227,000
Money Market           $   180,000           $  154,000              $  108,000







The Trust paid investment advisory fees for the Small Company Portfolio of $97,000 for the year ended December 31, 1999, $109,000 for the year ended December 31, 1998 and $40,000 for the period April 30, 1997 (effective date) to December 31, 1997

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 is the custodian of the securities and cash of each Portfolio under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.

SAFECO Services, 10865 Willows Road NE, Redmond, WA 98052, is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

SAFECO Securities, 10865 Willows Road NE, Redmond, WA 98052, is the principal underwriter for each Portfolio. SAFECO Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Trust has entered into a distribution agreement with SAFECO Securities under which SAFECO Securities shall distribute each Portfolio's shares on a continuous best efforts basis. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ending December 31, 1999, 1998, and 1997 respectively:


                                                  Years Ended
                           December 31             December 31        December 31
PORTFOLIO                     1999                    1998               1997
---------                -------------------   ------------------   -----------------
 Equity                   $ 427,000            $327,000               $302,000
 Northwest                $  21,000            $ 18,000               $ 17,000
 Growth Opportunities     $ 428,000            $462,000               $313,000

The brokerage expenses for the Small Company Portfolio were $45,000 for the year ended December 31, 1999, $32,000 for the year ended December 31, 1998 and $11,000 for the period from April 30, 1997 (effective date) to December 31, 1997.

Because the portfolio securities purchased and sold by the Bond and Money Market Portfolios are traded on a principal basis, no commission is charged.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).

Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. Dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET PORTFOLIO

Because the Money Market Portfolio intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of that Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the board of trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

TAX INFORMATION

Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) ("Distribution Requirement") and must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"). Each Portfolio intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

If a Portfolio fails to meet the requirements for qualification as a regulated investment company in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.

The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.

Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue

Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.

Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict when they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.

In order to maintain the variable contracts' status as annuities or insurance policies, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.

SPECIAL TAX CONSIDERATIONS - - INVESTMENT IN DERIVATIVES

Purchasing and writing (selling) options involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options derived by a Portfolio with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Portfolio expires, the Portfolio realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

 SPECIAL TAX CONSIDERATIONS - - HEDGING

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Portfolios with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

SPECIAL TAX CONSIDERATIONS - - INVESTMENT IN FOREIGN SECURITIES

Any Portfolio that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government. If so, the taxes will reduce the Portfolio's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

Gains or losses resulting from exchange rate fluctuations between the time a Portfolio accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward currency contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. If a Portfolio's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Portfolio may adjust its dividends to take currency fluctuations into account, causing the dividends to vary.

FINANCIAL STATEMENTS

The financial statements for the Growth Opportunities, Equity, Bond, Northwest, Small Company Value and Money Market Portfolios and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to each Portfolio's Annual Report for the year ended December 31, 1999.


Portfolio of Investments as of December 31, 1999
Statement of Assets and Liabilities as of December 31, 1999
Statement of Operations for the Year Ended December 31, 1999
Statements of Changes in Net Assets for the Years Ended December 31, 1999 and December 31, 1998 Notes to Financial Statements


A copy of each Portfolio's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-624-5711 or by writing to the address on the first page of this Statement of Additional Information.

                          SAFECO RESOURCE SERIES TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit
Number        Description                                     Page
------        -----------                                     ----
(1)      Trust Instrument/Certificate of Trust                (Filed herewith)

(2)      Bylaws                                               (Filed herewith)

(3)      Instruments Defining Rights of Security              ***
         Holders

(4)      Investment Advisory and Management                   +
            Contract

(5)      Form of Distribution Agreement                       +

(6)      Inapplicable

(7)      Custody Agreement with State Street                  *
            Bank and Trust Company

         Amendment to Custody Agreement with
         State Street Bank and Trust Company                  **

(8a)     Transfer Agent Agreement                             +

(8b)     Fund Participation Agreement                         +

(9)      Opinion and Consent of Counsel                       *

(10)     Consent of Independent Auditors                      (Filed Herewith)

(11)     Registrant's Annual Report for Year Ended            ++
            December 31, 1999 Including Financial
            Statements

(12)     Agreement Governing Contribution to                  +
            SAFECO Resource Series Trust by
            SAFECO Life Insurance Company dated
            June 23, 1986.

(13)     Inapplicable

(14)     Inapplicable

(15)     Inapplicable

+        Filed as an exhibit to Post Effective Amendment No. 16 filed with the
SEC on April 26, 1996.

++       Registrant's Annual Report was filed with the SEC on [date to come].
The Report contains the financial statement incorporated by reference in the Registrant's Statement of Additional Information.

* Filed as an exhibit to Post-Effective Amendment No. 18 filed with the SEC on April 22, 1997.

** Filed as an exhibit to Post-Effective Amendment No. 20 filed with the SEC on February 26, 1998.

*** Incorporating by reference the relevant disclosure from Exhibits (1) and (2).

Item 24.  Persons Controlled By or Under Common Control With the Fund


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business Trusts:
SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Opportunities Fund (formerly SAFECO Growth Fund), SAFECO Equity Fund, SAFECO Dividend Income Fund (formerly SAFECO Income Fund), SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund (formerly SAFECO Small Company Stock Fund) and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of four mutual funds:
SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, and SAFECO California Tax-Free Income Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds:
Equity Portfolio, Growth Opportunities Portfolio (formerly Growth Portfolio), Northwest Portfolio, Small Company Value Portfolio (formerly Small Company Stock Portfolio), Bond Portfolio and Money Market Portfolio.


SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, and American States Insurance Company, American Economy Insurance Company, and American States Preferred Insurance Company, each an Indiana corporation. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO

Management Company, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc., and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties Inc. owns 100% of the following, corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of the following: Winmar Metro, Inc., , Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc.

No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

ITEM 25.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER

The investment adviser to the Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of Registrant and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) SAFECO Securities, Inc., the principal underwriter for each class of each series of Registrant, acts also as the principal underwriter for each class of each series of SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, and SAFECO Managed Bond Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B, SAFECO Separate Account C and SAFECO Life Deferred Variable Annuity Account) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

(c) Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA maintains physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Inapplicable.

ITEM 30.  UNDERTAKINGS

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Seattle, and state of Washington the 29th day of February, 2000.

                                   SAFECO RESOURCE SERIES TRUST

                                   By: /s/ David F. Hill
                                      -------------------------
                                                 David F. Hill

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Title                              Date
----                               -----                              ----
/s/ DAVID F. HILL                  President and Trustee              February 29, 2000
------------------------------     Principal Executive Officer
David F. Hill++

/s/ RONALD L. SPAULDING            Vice President                     February 29, 2000
------------------------------     Treasurer
Ronald L. Spaulding*

/s/ NEAL A. FULLER*                Vice President Controller          February 29, 2000
------------------------------     Assistant Secretary
Neal A. Fuller

/s/ BOH A. DICKEY                  Chairman and Trustee               February 29, 2000
------------------------------
Boh A. Dickey ++

/s/ BARBARA J. DINGFIELD*          Trustee                            February 29, 2000
------------------------------
Barbara J. Dingfield

/s/ RICHARD W. HUBBARD*            Trustee                            February 29, 2000
------------------------------
Richard W. Hubbard++

/s/ RICHARD E. LUNDGREN*           Trustee                            February 29, 2000
------------------------------
Richard E. Lundgren

/s/ LARRY L. PINNT*                Trustee                            February 29, 2000
------------------------------
Larry L. Pinnt


                                       8


/s/ JOHN W. SCHNEIDER*             Trustee                            February 29, 2000
------------------------------
John W. Schneider

++ Trustees who are interested persons as defined by the 1940 Act

                                   *By:  /s/ DAVID F. HILL
                                        --------------------------
                                          Attorney-in-fact

                              POWER OF ATTORNEY

SAFECO RESOURCE SERIES TRUST, a Delaware business trust (the "Trust") and each of its undersigned officers and trustees, hereby nominates, constitutes and appoints Boh A. Dickey and David F. Hill (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trust, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trust itself and the undersigned officers and trustees themselves might or could do.

IN WITNESS WHEREOF, SAFECO RESOURCE SERIES TRUST has caused this power of attorney to be executed in its name by its President and attested by its Assistant Secretary, and the undersigned officers and trustees have each executed such power of attorney, on the 6th day August, 1998.

                                         SAFECO RESOURCE SERIES TRUST


                                         By: /s/ DAVID F. HILL
                                             ----------------------
                                                 David F. Hill
                                                 President



ATTEST:


/s/ NEAL A. FULLER
------------------
Neal A. Fuller
Assistant Secretary



                     (Signatures Continue on Next Page)

         Name                                          Title
         ----                                          -----


   /s/ DAVID F. HILL                           President and Trustee
   -----------------                       (Principal Executive Officer)
     David F. Hill


/s/ RONALD L. SPAULDING                           Vice President
-----------------------                           and Treasurer
  Ronald L. Spaulding


   /s/ NEAL A. FULLER                             Vice President
   ------------------                               Controller
     Neal A. Fuller                             Assistant Secretary
                                           (Principal Financial Officer)


   /s/ BOH A. DICKEY                            Chairman and Trustee
   -----------------
     Boh A. Dickey


/s/ BARBARA J. DINGFIELD                             Trustee
------------------------
    Barbara J. Dingfield


 /s/ RICHARD W. HUBBARD                              Trustee
 ----------------------
   Richard W. Hubbard


/s/ RICHARD E. LUNDGREN                              Trustee
-----------------------
  Richard E. Lundgren


    /s/ LARRY L. PINNT                                Trustee
    ------------------
      Larry L. Pinnt


 /s/ JOHN W. SCHNEIDER                               Trustee
 ---------------------
   John W. Schneider

                          SAFECO RESOURCE SERIES TRUST

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 23

                                  Exhibit Index

Exhibit
Number         Description                                         Page
------                                                             ----

(1)            Trust Instrument/Certificate of Trust

(2)            Bylaws

(23P)          Code of Ethics

(99.10)        Consent of Independent Auditors

(99.11)        Registrant's Annual Report for the Year                 +
               Ended December 31, 1999, including
               Financial Statements


+ An Annual Report for the Registrant's series portfolios was filed with the SEC on February 29, 2000.